Per Share Data	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Per Share Data
2
6
. Per Share Data
Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2020, 2021 and 2022 is as follows:
In fiscal 2020, 2021 and 2022, there was no stock compensation which was antidilutive.

	Millions of yen
	2020	2021	2022
Net Income attributable to ORIX Corporation shareholders	¥302,700	¥192,384	¥312,135

	Thousands of shares
	2020	2021	2022
Weighted-average shares	1,275,166	1,236,897	1,203,452
Effect of dilutive securities
Stock compensation	1,153	1,197	1,400

Weighted-average shares for diluted EPS computation	1,276,319	1,238,094	1,204,852

	Yen
	2020	2021	2022
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥237.38	¥155.54	¥259.37
Diluted	237.17	155.39	259.07

Note:	The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation (1,735,570 shares, 1,897,979 shares and 2,104,640 shares in fiscal 2020, 2021 and 2022).